Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Small Cap Value Fund II - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund II
Class Name	Class A
Trading Symbol	COVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Fund II (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 127	1.22%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and energy sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the consumer staples sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Carpenter Technology Corp., a metals producer; Group 1 Automotive, Inc., a car dealership group; Golar LNG Ltd., a natural gas infrastructure company; StoneX Group, Inc., a financial services company, and Insmed, Inc., a biopharmaceutical company were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the consumer discretionary sector detracted from relative results.
Individual holdings
| Fund positions in Signet Jewelers Ltd., a jewelry retailer; ArcBest Corp., a logistics company; Advance Auto Parts, Inc., an auto parts provider; Savers Value Village, Inc., a thrift store retailer; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	8.67	12.68	7.31
Class A (including sales charges)	2.41	11.35	6.67
Russell 2000 ® Value Index	7.58	10.32	6.91
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 869,172,629
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 8,897,276
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 869,172,629
Total number of portfolio holdings	95
Management services fees (represents 0.84% of Fund average net assets)	$ 8,897,276
Portfolio turnover for the re porting period	70%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded fr
o
m the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%

Columbia Small Cap Value Fund II-Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund II
Class Name	Institutional Class
Trading Symbol	NSVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Fund II (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and energy sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the consumer staples sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Carpenter Technology Corp., a metals producer; Group 1 Automotive, Inc., a car dealership group; Golar LNG Ltd., a natural gas infrastructure company; StoneX Group, Inc., a financial services company, and Insmed, Inc., a biopharmaceutical company were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the consumer discretionary sector detracted from relative results.
Individual holdings
| Fund positions in Signet Jewelers Ltd., a jewelry retailer; ArcBest Corp., a logistics company; Advance Auto Parts, Inc., an auto parts provider; Savers Value Village, Inc., a thrift store retailer; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	8.95	12.97	7.57
Russell 2000 ® Value Index	7.58	10.32	6.91
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 869,172,629
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 8,897,276
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Stati
st
ics
Fund net assets	$ 869,172,629
Total number of portfolio holdings	95
Management services fees (represents 0.84% of Fund average net assets)	$ 8,897,276
Portfolio turnover for the reporting period	70%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless other wi
se noted. The Fund's portfolio composition is subject to change.
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%

Columbia Small Cap Value Fund II - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund II
Class Name	Institutional 2 Class
Trading Symbol	CRRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Fund II (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and energy sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the consumer staples sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Carpenter Technology Corp., a metals producer; Group 1 Automotive, Inc., a car dealership group; Golar LNG Ltd., a natural gas infrastructure company; StoneX Group, Inc., a financial services company, and Insmed, Inc., a biopharmaceutical company were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the consumer discretionary sector detracted from relative results.
Individual holdings
| Fund positions in Signet Jewelers Ltd., a jewelry retailer; ArcBest Corp., a logistics company; Advance Auto Parts, Inc., an auto parts provider; Savers Value Village, Inc., a thrift store retailer; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	9.05	13.14	7.73
Russell 2000 ® Value Index	7.58	10.32	6.91
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 869,172,629
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 8,897,276
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 869,172,629
Total number of portfolio holdings	95
Management services fees (represents 0.84% of Fund average net assets)	$ 8,897,276
Portfolio turnover for the reporting period	70%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%

Columbia Small Cap Value Fund II - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund II
Class Name	Institutional 3 Class
Trading Symbol	CRRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Fund II (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and energy sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the consumer staples sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Carpenter Technology Corp., a metals producer; Group 1 Automotive, Inc., a car dealership group; Golar LNG Ltd., a natural gas infrastructure company; StoneX Group, Inc., a financial services company, and Insmed, Inc., a biopharmaceutical company were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the consumer discretionary sector detracted from relative results.
Individual holdings
| Fund positions in Signet Jewelers Ltd., a jewelry retailer; ArcBest Corp., a logistics company; Advance Auto Parts, Inc., an auto parts provider; Savers Value Village, Inc., a thrift store retailer; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	9.11	13.18	7.78
Russell 2000 ® Value Index	7.58	10.32	6.91
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 869,172,629
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 8,897,276
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 869,172,629
Total number of portfolio holdings	95
Management services fees (represents 0.84% of Fund average net assets)	$ 8,897,276
Portfolio turnover for the reporting period	70%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%

Columbia Small Cap Value Fund II - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund II
Class Name	Class R
Trading Symbol	CCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Fund II (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 153	1.47%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and energy sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the consumer staples sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Carpenter Technology Corp., a metals producer; Group 1 Automotive, Inc., a car dealership group; Golar LNG Ltd., a natural gas infrastructure company; StoneX Group, Inc., a financial services company, and Insmed, Inc., a biopharmaceutical company were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the consumer discretionary sector detracted from relative results.
Individual holdings
| Fund positions in Signet Jewelers Ltd., a jewelry retailer; ArcBest Corp., a logistics company; Advance Auto Parts, Inc., an auto parts provider; Savers Value Village, Inc., a thrift store retailer; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	8.32	12.39	7.03
Russell 2000 ® Value Index	7.58	10.32	6.91
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 869,172,629
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 8,897,276
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 869,172,629
Total number of portfolio holdings	95
Management services fees (represents 0.84% of Fund average net assets)	$ 8,897,276
Portfolio turnover for the reporting period	70%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%

Columbia Small Cap Value Fund II - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund II
Class Name	Class S
Trading Symbol	NSVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Fund II (the Fund) for the period of October 2, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 38 (a)	0.95% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 38	[1]
Expense Ratio, Percent	0.95%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and energy sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the consumer staples sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Carpenter Technology Corp., a metals producer; Group 1 Automotive, Inc., a car dealership group; Golar LNG Ltd., a natural gas infrastructure company; StoneX Group, Inc., a financial services company, and Insmed, Inc., a biopharmaceutical company were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the consumer discretionary sector detracted from relative results.
Individual holdings
| Fund positions in Signet Jewelers Ltd., a jewelry retailer; ArcBest Corp., a logistics company; Advance Auto Parts, Inc., an auto parts provider; Savers Value Village, Inc., a thrift store retailer; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	8.80	12.71	7.32
Russell 2000 ® Value Index	7.58	10.32	6.91
Russell 3000 ® Index (b)	17.53	16.12	12.36
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 869,172,629
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 8,897,276
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 869,172,629
Total number of portfolio holdings	95
Management services fees (represents 0.84% of Fund average net assets)	$ 8,897,276
Portfolio turnover for the reporting period	70%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.